UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	3/31/2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
VP Inflation Protection Fund
March 31, 2018

VP Inflation Protection - Schedule of Investments
MARCH 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 52.7%
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	15,146,987	16,716,999
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	5,512,136	6,311,468
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	16,573,720	18,211,827
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	3,365,875	4,313,089
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	8,631,084	10,217,982
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	6,939,169	8,749,405
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	9,832,813	12,470,025
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	18,800,077	18,286,453
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	14,643,849	13,788,278
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	19,306,155	21,440,786
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	10,053,858	9,680,156
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	2,092,520	2,139,726
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	4,313,316	4,274,505
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	13,074,750	12,963,164
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21(1)	18,363,164	18,582,553
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	16,202,773	16,026,776
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	6,360,318	6,294,967
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	17,219,602	16,928,214
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	13,315,750	13,268,422
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	22,896,013	23,008,869
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	12,789,613	12,489,847
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	26,428,165	25,833,646
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	26,866,266	26,515,660
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	5,216,600	5,213,225
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	26,372,610	25,331,867
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	6,432,128	6,312,807
TOTAL U.S. TREASURY SECURITIES (Cost $348,282,551)		355,370,716
CORPORATE BONDS — 22.3%
Aerospace and Defense — 0.4%
Boeing Co. (The), 3.625%, 3/1/48	600,000	577,733
Lockheed Martin Corp., 3.80%, 3/1/45	300,000	284,258
Rockwell Collins, Inc., 4.35%, 4/15/47	700,000	691,510
United Technologies Corp., 3.75%, 11/1/46	945,000	852,716
		2,406,217
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., 3.40%, 11/15/46	690,000	621,913
Automobiles — 0.4%
Ford Motor Co., 4.35%, 12/8/26	180,000	178,045
Ford Motor Credit Co. LLC, MTN, 4.39%, 1/8/26	700,000	696,257
General Motors Co., 5.15%, 4/1/38	1,940,000	1,937,280
		2,811,582
Banks — 3.5%
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(2)	400,000	387,200
Bank of America Corp., MTN, 3.30%, 1/11/23	830,000	828,291
Bank of America Corp., MTN, 3.25%, 10/21/27	3,040,000	2,866,698
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(3)	950,000	992,391

BPCE SA, 3.50%, 10/23/27(2)	500,000	473,005
Branch Banking & Trust Co., 3.80%, 10/30/26	300,000	301,551
Capital One Financial Corp., 4.20%, 10/29/25	350,000	347,162
Capital One Financial Corp., 3.75%, 3/9/27	670,000	647,898
Citigroup, Inc., 4.05%, 7/30/22	760,000	772,851
Citigroup, Inc., 4.00%, 8/5/24	420,000	421,448
Citigroup, Inc., 3.20%, 10/21/26	1,300,000	1,238,018
Citigroup, Inc., 4.45%, 9/29/27	1,365,000	1,381,821
Citigroup, Inc., 4.125%, 7/25/28	300,000	296,624
Cooperatieve Rabobank UA, 3.875%, 2/8/22	499,000	509,746
Credit Suisse AG (New York), MTN, 3.625%, 9/9/24	500,000	498,636
Fifth Third BanCorp., 4.30%, 1/16/24	165,000	169,302
Huntington Bancshares, Inc., 2.30%, 1/14/22	400,000	383,426
JPMorgan Chase & Co., 4.625%, 5/10/21	580,000	604,728
JPMorgan Chase & Co., 4.50%, 1/24/22	1,249,000	1,298,985
JPMorgan Chase & Co., 3.875%, 9/10/24	1,900,000	1,897,629
JPMorgan Chase & Co., VRN, 3.96%, 11/15/47(3)	1,585,000	1,526,550
JPMorgan Chase & Co., VRN, 3.90%, 1/23/48(3)	700,000	668,873
KeyBank N.A., MTN, 3.40%, 5/20/26	500,000	483,760
SunTrust Bank, 3.30%, 5/15/26	200,000	190,939
U.S. Bancorp, MTN, 3.60%, 9/11/24	799,000	801,282
Wells Fargo & Co., 4.125%, 8/15/23	400,000	406,013
Wells Fargo & Co., 3.00%, 4/22/26	300,000	281,779
Wells Fargo & Co., MTN, 3.55%, 9/29/25	375,000	368,284
Wells Fargo & Co., MTN, 4.10%, 6/3/26	670,000	666,152
Wells Fargo & Co., MTN, 4.40%, 6/14/46	900,000	874,066
Wells Fargo & Co., MTN, 4.75%, 12/7/46	900,000	922,817
		23,507,925
Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	2,870,000	2,856,035
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	900,000	972,750
Constellation Brands, Inc., 3.70%, 12/6/26	660,000	646,667
Constellation Brands, Inc., 3.50%, 5/9/27	330,000	317,873
Diageo Capital plc, 2.625%, 4/29/23	500,000	485,059
PepsiCo, Inc., 3.45%, 10/6/46	780,000	717,431
		5,995,815
Biotechnology — 0.5%
AbbVie, Inc., 2.90%, 11/6/22	577,000	564,041
AbbVie, Inc., 4.45%, 5/14/46	650,000	647,840
Amgen, Inc., 3.625%, 5/22/24	450,000	453,449
Celgene Corp., 3.625%, 5/15/24	150,000	148,238
Celgene Corp., 5.00%, 8/15/45	330,000	344,514
Gilead Sciences, Inc., 3.65%, 3/1/26	400,000	401,593
Gilead Sciences, Inc., 4.15%, 3/1/47	465,000	455,614
		3,015,289
Capital Markets — 0.1%
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	570,000	532,191
Chemicals — 0.3%
Dow Chemical Co. (The), 3.50%, 10/1/24	300,000	297,572
Dow Chemical Co. (The), 4.375%, 11/15/42	350,000	349,167
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	372,000	360,323
LyondellBasell Industries NV, 4.625%, 2/26/55	400,000	391,492
Mosaic Co. (The), 4.05%, 11/15/27	320,000	312,499

Westlake Chemical Corp., 4.375%, 11/15/47	300,000	290,480
		2,001,533
Commercial Services and Supplies — 0.2%
Republic Services, Inc., 3.80%, 5/15/18	218,000	218,220
Republic Services, Inc., 3.375%, 11/15/27	200,000	193,370
Waste Management, Inc., 3.50%, 5/15/24	400,000	401,246
Waste Management, Inc., 3.125%, 3/1/25	350,000	340,299
Waste Management, Inc., 3.15%, 11/15/27	300,000	286,224
		1,439,359
Communications Equipment — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39	621,000	811,898
Consumer Discretionary — 0.1%
NIKE, Inc., 3.375%, 11/1/46	675,000	613,341
Consumer Finance — 0.1%
Discover Bank, 3.45%, 7/27/26	700,000	662,056
Discover Financial Services, 3.75%, 3/4/25	300,000	291,473
		953,529
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	281,000	275,198
Diversified Financial Services — 1.7%
Citigroup, Inc., 2.35%, 8/2/21	600,000	582,934
Citigroup, Inc., VRN, 4.28%, 4/24/47(3)	400,000	404,826
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	1,000,000	975,851
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	750,000	742,213
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	624,000	675,372
Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25	1,970,000	1,950,806
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	400,000	385,552
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	1,200,000	1,294,312
HSBC Holdings plc, 2.95%, 5/25/21	600,000	594,151
HSBC Holdings plc, 4.30%, 3/8/26	450,000	461,909
HSBC Holdings plc, 4.375%, 11/23/26	400,000	398,824
HSBC Holdings plc, VRN, 4.04%, 3/13/27(3)	470,000	469,899
Morgan Stanley, 4.375%, 1/22/47	330,000	337,916
Morgan Stanley, MTN, 4.00%, 7/23/25	1,730,000	1,745,878
Morgan Stanley, MTN, 3.875%, 1/27/26	170,000	169,923
Morgan Stanley, MTN, VRN, 3.77%, 1/24/28(3)	300,000	295,507
		11,485,873
Diversified Telecommunication Services — 1.3%
AT&T, Inc., 4.45%, 4/1/24	300,000	309,917
AT&T, Inc., 3.40%, 5/15/25	768,000	740,755
AT&T, Inc., 4.80%, 6/15/44	350,000	342,321
AT&T, Inc., 4.75%, 5/15/46	400,000	389,323
AT&T, Inc., 5.15%, 11/15/46(2)	536,000	548,940
AT&T, Inc., 5.15%, 2/14/50	1,300,000	1,315,930
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(2)	800,000	786,299
Telefonica Emisiones SAU, 5.46%, 2/16/21	200,000	212,978
Telefonica Emisiones SAU, 4.10%, 3/8/27	600,000	600,107
Telefonica Emisiones SAU, 5.21%, 3/8/47	300,000	319,511
Verizon Communications, Inc., 2.625%, 8/15/26	200,000	182,867
Verizon Communications, Inc., 4.125%, 3/16/27	670,000	679,474
Verizon Communications, Inc., 4.40%, 11/1/34	220,000	217,625
Verizon Communications, Inc., 4.125%, 8/15/46	700,000	631,375
Verizon Communications, Inc., 4.86%, 8/21/46	700,000	707,937

Verizon Communications, Inc., 5.50%, 3/16/47	670,000	744,012
		8,729,371
Electric Utilities†
AEP Transmission Co. LLC, 3.75%, 12/1/47(2)	300,000	284,014
Energy Equipment and Services — 0.1%
Halliburton Co., 4.85%, 11/15/35	735,000	792,815
Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp., 3.375%, 10/15/26	600,000	565,048
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	520,000	494,435
Boston Properties LP, 3.65%, 2/1/26	150,000	146,830
Crown Castle International Corp., 4.45%, 2/15/26	539,000	547,769
Essex Portfolio LP, 3.625%, 8/15/22	250,000	251,792
Kilroy Realty LP, 3.80%, 1/15/23	301,000	302,580
Simon Property Group LP, 4.25%, 11/30/46	700,000	693,427
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	468,000	464,192
		3,466,073
Food and Staples Retailing — 0.3%
CVS Health Corp., 2.75%, 12/1/22	1,359,000	1,309,103
Kroger Co. (The), 3.875%, 10/15/46	600,000	517,332
Target Corp., 3.90%, 11/15/47	500,000	478,846
		2,305,281
Food Products — 0.3%
General Mills, Inc., 3.15%, 12/15/21	1,196,000	1,187,406
Kraft Heinz Foods Co., 4.375%, 6/1/46	600,000	548,789
Unilever Capital Corp., 2.20%, 3/6/19	500,000	498,492
		2,234,687
Gas Utilities — 1.4%
Enbridge, Inc., 3.50%, 6/10/24	350,000	340,086
Enbridge, Inc., 3.70%, 7/15/27	400,000	383,914
Energy Transfer Partners LP, 3.60%, 2/1/23	312,000	304,361
Energy Transfer Partners LP, 4.05%, 3/15/25	300,000	294,511
Energy Transfer Partners LP, 5.30%, 4/15/47	920,000	865,486
Enterprise Products Operating LLC, 3.75%, 2/15/25	300,000	301,624
Enterprise Products Operating LLC, 4.85%, 3/15/44	250,000	262,370
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	812,000	846,062
Kinder Morgan, Inc., 5.55%, 6/1/45	700,000	737,616
Magellan Midstream Partners LP, 5.15%, 10/15/43	350,000	382,253
MPLX LP, 4.875%, 6/1/25	640,000	668,893
MPLX LP, 4.50%, 4/15/38	300,000	295,148
MPLX LP, 5.20%, 3/1/47	400,000	418,873
ONEOK, Inc., 4.00%, 7/13/27	425,000	419,221
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	437,000	431,321
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	950,000	1,021,685
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	499,000	485,210
TransCanada PipeLines Ltd., 2.50%, 8/1/22	312,000	303,712
Williams Partners LP, 4.30%, 3/4/24	600,000	608,724
		9,371,070
Health Care Equipment and Supplies — 0.4%
Abbott Laboratories, 4.90%, 11/30/46	700,000	769,209
Becton Dickinson and Co., 3.70%, 6/6/27	800,000	773,345
Medtronic, Inc., 3.50%, 3/15/25	100,000	99,997
Medtronic, Inc., 4.625%, 3/15/45	700,000	767,177

Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	500,000	467,321
		2,877,049
Health Care Providers and Services — 0.7%
Aetna, Inc., 2.75%, 11/15/22	406,000	391,357
Aetna, Inc., 3.875%, 8/15/47	330,000	296,756
Anthem, Inc., 4.65%, 1/15/43	300,000	302,796
CVS Health Corp., 4.78%, 3/25/38	330,000	334,968
CVS Health Corp., 5.05%, 3/25/48	320,000	337,204
Duke University Health System, Inc., 3.92%, 6/1/47	597,000	606,267
Express Scripts Holding Co., 4.50%, 2/25/26	200,000	203,519
Express Scripts Holding Co., 3.40%, 3/1/27	300,000	282,205
Kaiser Foundation Hospitals, 4.15%, 5/1/47	300,000	309,437
Mylan NV, 3.95%, 6/15/26	300,000	291,303
Northwell Healthcare, Inc., 4.26%, 11/1/47	320,000	315,892
UnitedHealth Group, Inc., 4.25%, 3/15/43	406,000	417,372
UnitedHealth Group, Inc., 3.75%, 10/15/47	650,000	613,722
		4,702,798
Hotels, Restaurants and Leisure — 0.2%
McDonald's Corp., MTN, 3.25%, 6/10/24	350,000	347,291
McDonald's Corp., MTN, 4.45%, 3/1/47	670,000	694,550
		1,041,841
Household Products — 0.1%
Kimberly-Clark Corp., 3.90%, 5/4/47	660,000	653,108
Industrial Conglomerates — 0.3%
FedEx Corp., 4.40%, 1/15/47	300,000	296,890
General Electric Co., 4.125%, 10/9/42	1,375,000	1,275,361
General Electric Co., MTN, 4.375%, 9/16/20	315,000	323,120
		1,895,371
Insurance — 0.8%
Allstate Corp. (The), 4.20%, 12/15/46	350,000	355,312
American International Group, Inc., 4.125%, 2/15/24	530,000	538,297
American International Group, Inc., 4.50%, 7/16/44	350,000	344,156
Berkshire Hathaway, Inc., 4.50%, 2/11/43	712,000	773,662
Chubb INA Holdings, Inc., 3.15%, 3/15/25	300,000	293,697
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22	350,000	372,694
International Lease Finance Corp., 5.875%, 8/15/22	400,000	430,151
Liberty Mutual Group, Inc., 4.25%, 6/15/23(2)	400,000	408,573
Markel Corp., 3.50%, 11/1/27	300,000	286,632
Prudential Financial, Inc., 3.94%, 12/7/49(2)	451,000	424,343
Prudential Financial, Inc., MTN, VRN, 4.21%, 4/1/18, resets monthly off the CPI YoY plus 2.00%	189,000	193,536
Travelers Cos., Inc. (The), 3.75%, 5/15/46	300,000	285,961
Travelers Cos., Inc. (The), 4.05%, 3/7/48	650,000	656,538
		5,363,552
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	400,000	372,910
Materials — 0.1%
Sherwin-Williams Co. (The), 4.50%, 6/1/47	660,000	658,452
Media — 1.4%
21st Century Fox America, Inc., 6.90%, 8/15/39	705,000	949,402
21st Century Fox America, Inc., 4.75%, 9/15/44	350,000	379,949
CBS Corp., 3.70%, 6/1/28(2)	250,000	238,442
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	600,000	575,085
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	960,000	1,055,733

Comcast Corp., 6.50%, 11/15/35	556,000	710,237
Discovery Communications LLC, 3.95%, 3/20/28	650,000	624,749
NBCUniversal Media LLC, 4.375%, 4/1/21	730,000	758,610
Time Warner Cable LLC, 4.50%, 9/15/42	695,000	603,109
Time Warner, Inc., 4.70%, 1/15/21	700,000	728,032
Time Warner, Inc., 4.05%, 12/15/23	200,000	205,201
Time Warner, Inc., 2.95%, 7/15/26	300,000	275,075
Time Warner, Inc., 3.80%, 2/15/27	700,000	677,598
Viacom, Inc., 4.25%, 9/1/23	840,000	853,186
Viacom, Inc., 4.375%, 3/15/43	300,000	269,377
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	499,000	483,904
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	330,000	347,916
		9,735,605
Multi-Utilities — 1.7%
Alabama Power Co., 3.70%, 12/1/47	360,000	345,486
American Electric Power Co., Inc., 3.20%, 11/13/27	300,000	286,270
Consolidated Edison Co. of New York, Inc., 3.875%, 6/15/47	600,000	588,138
Dominion Energy, Inc., 6.40%, 6/15/18	1,105,000	1,113,341
Dominion Energy, Inc., 3.625%, 12/1/24	300,000	297,605
Dominion Energy, Inc., 4.90%, 8/1/41	550,000	592,586
Duke Energy Corp., 3.15%, 8/15/27	350,000	329,883
Duke Energy Progress LLC, 3.70%, 10/15/46	1,300,000	1,261,871
Exelon Corp., 4.45%, 4/15/46	340,000	347,590
Exelon Generation Co. LLC, 5.60%, 6/15/42	795,000	818,342
FirstEnergy Corp., 4.85%, 7/15/47	600,000	632,493
Florida Power & Light Co., 3.95%, 3/1/48	300,000	304,636
Georgia Power Co., 4.30%, 3/15/42	250,000	254,980
MidAmerican Energy Co., 4.40%, 10/15/44	1,000,000	1,076,333
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	400,000	389,197
Pacific Gas & Electric Co., 4.00%, 12/1/46	1,030,000	967,904
Potomac Electric Power Co., 3.60%, 3/15/24	250,000	254,304
Sempra Energy, 3.25%, 6/15/27	350,000	332,936
Sempra Energy, 3.80%, 2/1/38	350,000	330,368
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	300,000	285,291
Southwestern Public Service Co., 3.70%, 8/15/47	500,000	480,719
Virginia Electric & Power Co., 3.45%, 2/15/24	200,000	200,803
		11,491,076
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	160,000	150,954
Oil, Gas and Consumable Fuels — 1.7%
Apache Corp., 4.75%, 4/15/43	599,000	596,328
BP Capital Markets plc, 2.50%, 11/6/22	262,000	253,265
Cenovus Energy, Inc., 4.25%, 4/15/27	400,000	390,367
Chevron Corp., 2.43%, 6/24/20	350,000	348,219
Cimarex Energy Co., 4.375%, 6/1/24	200,000	206,002
Concho Resources, Inc., 4.875%, 10/1/47	120,000	127,767
ConocoPhillips Co., 2.40%, 12/15/22	887,000	854,334
Exxon Mobil Corp., 3.04%, 3/1/26	200,000	196,189
Hess Corp., 6.00%, 1/15/40	810,000	856,655
Marathon Oil Corp., 3.85%, 6/1/25	330,000	326,398
Marathon Oil Corp., 5.20%, 6/1/45	200,000	210,745
Marathon Petroleum Corp., 3.625%, 9/15/24	250,000	248,773
Noble Energy, Inc., 4.15%, 12/15/21	874,000	893,663

Occidental Petroleum Corp., 4.20%, 3/15/48	890,000	897,184
Petroleos Mexicanos, 3.50%, 1/30/23	331,000	318,919
Petroleos Mexicanos, 4.625%, 9/21/23	600,000	602,106
Petroleos Mexicanos, 4.875%, 1/18/24	700,000	711,900
Phillips 66, 4.65%, 11/15/34	400,000	420,445
Shell International Finance BV, 2.375%, 8/21/22	2,110,000	2,048,493
Statoil ASA, 2.45%, 1/17/23	468,000	453,483
Suncor Energy, Inc., 6.50%, 6/15/38	330,000	423,996
		11,385,231
Paper and Forest Products†
International Paper Co., 4.40%, 8/15/47	300,000	286,621
Pharmaceuticals — 0.3%
Allergan Funding SCS, 3.85%, 6/15/24	350,000	346,442
Allergan Funding SCS, 4.55%, 3/15/35	430,000	421,646
Johnson & Johnson, 3.50%, 1/15/48	640,000	610,293
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	125,000	120,765
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	340,000	317,408
Zoetis, Inc., 3.00%, 9/12/27	150,000	140,735
		1,957,289
Road and Rail — 0.7%
Burlington Northern Santa Fe LLC, 3.75%, 4/1/24	300,000	306,832
Burlington Northern Santa Fe LLC, 3.00%, 4/1/25	470,000	458,831
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	250,000	280,307
Burlington Northern Santa Fe LLC, 4.125%, 6/15/47	670,000	690,219
CSX Corp., 3.80%, 11/1/46	320,000	294,900
Norfolk Southern Corp., 5.75%, 4/1/18	250,000	250,000
Norfolk Southern Corp., 3.85%, 1/15/24	100,000	102,501
Norfolk Southern Corp., 3.15%, 6/1/27	250,000	238,348
Norfolk Southern Corp., 4.15%, 2/28/48	780,000	774,701
Union Pacific Corp., 2.75%, 4/15/23	250,000	244,795
Union Pacific Corp., 3.35%, 8/15/46	325,000	292,895
Union Pacific Corp., 4.00%, 4/15/47	660,000	665,740
		4,600,069
Semiconductors and Semiconductor Equipment — 0.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.50%, 1/15/28	400,000	376,484
Intel Corp., 4.10%, 5/11/47	660,000	677,622
		1,054,106
Software — 0.5%
Microsoft Corp., 3.45%, 8/8/36	750,000	731,894
Microsoft Corp., 4.25%, 2/6/47	1,080,000	1,162,753
Oracle Corp., 2.50%, 10/15/22	200,000	195,060
Oracle Corp., 2.40%, 9/15/23	400,000	383,270
Oracle Corp., 2.65%, 7/15/26	350,000	327,402
Oracle Corp., 4.00%, 7/15/46	800,000	792,730
		3,593,109
Specialty Retail — 0.1%
Home Depot, Inc. (The), 4.20%, 4/1/43	499,000	516,318
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc., 3.20%, 5/11/27	1,050,000	1,026,484
Apple, Inc., 2.90%, 9/12/27	1,300,000	1,238,092
Apple, Inc., 4.25%, 2/9/47	655,000	682,155
Dell International LLC / EMC Corp., 6.02%, 6/15/26(2)	940,000	1,013,350
		3,960,081

Transportation and Logistics — 0.1%
FedEx Corp., 4.05%, 2/15/48	400,000	376,440
TOTAL CORPORATE BONDS (Cost $152,275,945)		150,326,954
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 6.6%
Private Sponsor Collateralized Mortgage Obligations — 6.0%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	78,464	79,225
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	172,588	177,760
Agate Bay Mortgage Loan Trust, Series 2014-1, Class 1A6, VRN, 3.50%, 4/1/18(2)(5)	2,157,873	2,151,197
Agate Bay Mortgage Loan Trust, Series 2014-2, Class A14, VRN, 3.75%, 4/1/18(2)(5)	601,967	603,167
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 4/1/18(2)(5)	1,630,625	1,596,325
Agate Bay Mortgage Loan Trust, Series 2015-7, Class A3, VRN, 3.50%, 4/1/18(2)(5)	1,578,552	1,568,971
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 4/1/18(2)(5)	2,371,160	2,343,845
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 4/1/18(2)(5)	1,526,607	1,516,350
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	261,957	263,257
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	153,475	156,087
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 4/1/18(2)(5)	1,400,000	1,375,757
CSMC Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 4/1/18(2)(5)	2,262,940	2,267,057
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 4/1/18(2)(5)	—	—
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 4/1/18(2)(5)	1,565,821	1,535,988
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 4/1/18(2)(5)	1,980,395	1,963,429
JPMorgan Mortgage Trust, Series 2016-1, Class A7 SEQ, VRN, 3.50%, 4/1/18(2)(5)	3,500,000	3,450,759
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 4/1/18(2)(5)	3,633,850	3,612,841
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 4/1/18(2)(5)	1,914,023	1,957,977
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.37%, 4/25/18, resets monthly off the 1-month LIBOR plus 1.50%(2)	2,941,016	3,040,824
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.90%, 4/1/18(5)	33,791	34,881
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 4/1/18(5)	53,971	54,379
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(2)	539,632	548,854
Sequoia Mortgage Trust, Series 2014-3, Class A14, SEQ, VRN, 3.00%, 4/1/18(2)(5)	615,752	618,550
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 4/1/18(2)(5)	951,623	954,448
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 4/1/18(2)(5)	1,991,979	2,001,380
Sequoia Mortgage Trust, Series 2017-7, Class A7 SEQ, VRN, 3.50%, 4/1/18(2)(5)	1,750,000	1,712,449
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 4/1/18(2)(5)	1,723,489	1,752,659
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.44%, 4/1/18(5)	209,727	219,124
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.61%, 4/25/18, resets monthly off the 1-month LIBOR plus 0.74%	150,008	143,403
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	304,567	309,612
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.60%, 4/1/18(5)	741,542	781,985
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 3.65%, 4/1/18(5)	1,268,503	1,310,032
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 4/1/18(2)(5)	329,550	332,486
		40,435,058
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLMC, Series 2017-DNA3, Class M1, VRN, 2.62%, 4/25/18, resets monthly off the 1-month LIBOR plus 0.75%	1,453,746	1,458,294
FNMA, Series 2018-C02, Class 2M1, VRN, 2.52%, 4/25/18, resets monthly off the 1-month LIBOR plus 0.65%	2,906,529	2,908,344
		4,366,638
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $45,586,955)		44,801,696
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 6.5%
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A SEQ, 3.22%, 4/14/33(2)	1,950,000	1,924,775
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	2,000,000	1,991,204
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 4/1/18(5)	2,000,000	2,087,075
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 4/1/18(5)	1,700,000	1,738,071
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 4/1/18(5)	1,475,000	1,480,157

Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 4/1/18(5)		2,000,000	2,096,992
Commercial Mortgage Trust, Series 2015-3BP, Class A, SEQ, 3.18%, 2/10/35(2)		2,125,000	2,097,796
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49		2,000,000	1,894,878
Commercial Mortgage Trust, Series 2016-CD2, Class A4, SEQ, VRN, 3.53%, 4/1/18(5)		1,550,000	1,553,726
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(2)		1,500,000	1,484,297
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(2)		1,450,000	1,446,201
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)		2,000,000	2,004,696
GS Mortgage Securities Corp. II, Series 2015-GC28, Class A5, SEQ, 3.40%, 2/10/48		2,000,000	1,998,714
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 4/1/18(5)		1,500,000	1,509,731
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 4/1/18(2)(5)		2,515,000	2,379,069
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 4/10/18(2)(5)		2,000,000	1,998,866
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50		1,860,000	1,849,390
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4 SEQ, 4.17%, 12/15/46		1,455,000	1,517,527
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49		1,200,000	1,141,693
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49		1,400,000	1,345,302
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52		2,300,000	2,257,906
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 4/1/18(2)(5)		1,600,000	1,589,328
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4 SEQ, 2.78%, 8/15/49		3,350,000	3,179,370
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50		1,300,000	1,269,797
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $45,216,706)			43,836,561
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 3.9%
FHLMC, 4.50%, 4/1/41		9,088,792	9,617,832
FNMA, 4.50%, 5/1/39		2,701,260	2,868,053
FNMA, 4.00%, 11/1/41		1,229,928	1,271,441
FNMA, 4.00%, 11/1/41		561,801	580,780
FNMA, 4.00%, 2/1/42		1,129,528	1,167,632
FNMA, 4.00%, 2/1/46		10,540,248	10,824,031
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $26,844,012)			26,329,769
ASSET-BACKED SECURITIES(4) — 1.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A SEQ, 1.92%, 9/20/19(2)		1,225,000	1,222,804
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)		1,030,864	1,012,262
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.33%, 10/24/18, resets quarterly off the 3-month LIBOR plus 0.98%(2)(6)		2,000,000	2,000,000
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)		614,377	603,411
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)		831,742	812,932
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(2)		309,939	307,575
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(2)		714,859	716,703
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 4/1/18(2)(5)		1,009,866	1,018,185
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 4/1/18(2)(5)		1,643,521	1,633,623
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)		1,996,736	1,948,218
TOTAL ASSET-BACKED SECURITIES (Cost $11,395,838)			11,275,713
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.1%
Australia — 0.3%
Australia Government Bond, 4.00%, 8/20/20	AUD	1,517,000	2,134,876
Canada — 0.6%
Canadian Government Real Return Bond, 4.25%, 12/1/21	CAD	1,862,246	1,660,823
Canadian Government Real Return Bond, 4.25%, 12/1/26	CAD	2,435,263	2,523,706
			4,184,529
Mexico — 0.1%
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$500,000	487,500

Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(2)	$500,000	482,098
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $8,893,030)		7,289,003
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	165,000	230,421
California GO, (Building Bonds), 7.30%, 10/1/39	80,000	116,942
Los Angeles Community College District GO, 6.75%, 8/1/49	125,000	185,749
Los Angeles Unified School District GO, 5.75%, 7/1/34	200,000	248,184
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	125,000	171,314
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	250,000	358,735
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	125,000	146,510
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	130,000	156,292
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	125,000	163,079
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	65,000	94,885
Santa Clara Valley Transportation Authority Rev., (Build America Bonds), 5.88%, 4/1/32	125,000	150,150
State of California GO, 7.55%, 4/1/39	500,000	763,250
State of Illinois GO, 5.10%, 6/1/33	350,000	328,622
State of Texas GO, 5.52%, 4/1/39	215,000	276,232
TOTAL MUNICIPAL SECURITIES (Cost $3,296,836)		3,390,365
TEMPORARY CASH INVESTMENTS(7) — 5.9%
Credit Agricole Corporate and Investment Bank, 1.68%, 4/2/18(8)	18,527,000	18,523,684
Crown Point Capital Co. LLC, 1.78%, 4/2/18(2)(8)	20,998,000	20,993,977
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,995	7,995
TOTAL TEMPORARY CASH INVESTMENTS (Cost $39,531,125)		39,525,656
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $681,322,998)		682,146,433
OTHER ASSETS AND LIABILITIES — (1.2)%		(8,070,858)
TOTAL NET ASSETS — 100.0%		$674,075,575

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,162,773	AUD	2,765,836	UBS AG	6/13/18	$38,167
USD	4,209,662	CAD	5,444,087	JPMorgan Chase Bank N.A.	6/13/18	(21,545)
EUR	13,649	USD	17,040	JPMorgan Chase Bank N.A.	6/13/18	(159)
						$16,463

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Notes	112	June 2018	USD	11,200,000	$14,544,250	$(188,799)
U.S. Treasury Long Bonds	258	June 2018	USD	25,800,000	37,829,250	(859,871)
U.S. Treasury Ultra Bonds	45	June 2018	USD	4,500,000	7,221,094	(223,871)
					$59,594,594	$(1,272,541)

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.24%	11/15/26	$4,000,000	$543	$11,862	$12,405
CPURNSA	Receive	2.28%	11/16/26	$4,000,000	543	(1,155)	(612)
CPURNSA	Receive	2.27%	11/21/26	$11,500,000	625	2,052	2,677
CPURNSA	Receive	2.24%	5/3/27	$10,000,000	608	1,959	2,567
CPURNSA	Receive	2.15%	11/20/27	$5,000,000	(554)	75,590	75,036
CPURNSA	Receive	2.31%	3/28/28	$11,500,000	(624)	(40,695)	(41,319)
					$1,141	$49,613	$50,754

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.42%	4/1/18	$5,000,000	$(333,676)
Bank of America N.A.	CPURNSA	Receive	2.66%	12/4/19	$40,000,000	(4,076,019)
Bank of America N.A.	CPURNSA	Receive	2.67%	4/1/22	$5,000,000	(571,238)
Bank of America N.A.	CPURNSA	Receive	2.53%	8/19/24	$4,000,000	(269,004)
Bank of America N.A.	CPURNSA	Receive	1.79%	8/27/25	$3,000,000	95,534
Bank of America N.A.	CPURNSA	Receive	2.24%	4/11/27	$7,000,000	(1,143)
Bank of America N.A.	CPURNSA	Receive	2.22%	4/13/27	$1,750,000	3,441
Bank of America N.A.	CPURNSA	Receive	2.24%	4/28/27	$4,000,000	2,463
Barclays Bank plc	CPURNSA	Receive	1.71%	2/5/20	$10,000,000	38,070
Barclays Bank plc	CPURNSA	Receive	2.59%	7/23/24	$2,300,000	(169,648)
Barclays Bank plc	CPURNSA	Receive	2.39%	9/19/24	$6,000,000	(306,039)
Barclays Bank plc	CPURNSA	Receive	2.36%	9/29/24	$6,500,000	(313,067)
Barclays Bank plc	CPURNSA	Receive	2.31%	9/30/24	$3,600,000	(152,947)
Barclays Bank plc	CPURNSA	Receive	2.90%	12/21/27	$15,100,000	(3,433,118)
Barclays Bank plc	CPURNSA	Receive	2.78%	7/2/44	$3,600,000	(699,964)
Goldman Sachs & Co.	CPURNSA	Receive	1.87%	5/23/26	$33,000,000	1,355,016
Goldman Sachs & Co.	CPURNSA	Receive	1.92%	5/31/26	$13,000,000	464,815
Goldman Sachs & Co.	CPURNSA	Receive	1.77%	6/16/26	$12,500,000	623,753
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$2,500,000	7,260
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$2,500,000	(1,653)
						$(7,737,164)

*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CPI YoY	-	U.S. Consumer Price Index Urban Consumers Year over Year Not Seasonally Adjusted Index
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $ 14,270,602.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $91,137,499, which represented 13.5% of total net assets.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(6)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(7)	Category includes collateral received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $2,660,000.

(8)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	355,370,716	—
Corporate Bonds	—	150,326,954	—
Collateralized Mortgage Obligations	—	44,801,696	—
Commercial Mortgage-Backed Securities	—	43,836,561	—
U.S. Government Agency Mortgage-Backed Securities	—	26,329,769	—
Asset-Backed Securities	—	11,275,713	—
Sovereign Governments and Agencies	—	7,289,003	—
Municipal Securities	—	3,390,365	—
Temporary Cash Investments	7,995	39,517,661	—
	7,995	682,138,438	—
Other Financial Instruments
Swap Agreements	—	2,683,037	—
Forward Foreign Currency Exchange Contracts	—	38,167	—
	—	2,721,204	—

Liabilities
Other Financial Instruments
Futures Contracts	1,272,541	—	—
Swap Agreements	—	10,369,447	—
Forward Foreign Currency Exchange Contracts	—	21,704	—
	1,272,541	10,391,151	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios II, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 25, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 25, 2018